UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

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              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21778

                     ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                   ----------

                                909 Third Avenue
                                   32nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.

Financial Statements (unaudited)

For the six-month period ended September 30, 2009

                     ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.
                                TABLE OF CONTENTS

Financial Statements (unaudited):

Statement of Assets and Liabilities .......................................    1
Statement of Operations ...................................................    2
Statement of Changes in Members' Capital ..................................    3
Statement of Cash Flows ...................................................    4
Financial Highlights ......................................................    5
Notes to Financial Statements .............................................    6
Advisory Agreement Approval ...............................................   17

For a description of the portfolio holdings of the Master Fund (as defined in Note 1), into which the Fund invests substantially all of its assets, please see the attached financial statements of the Master Fund, which should be read in conjunction with the financial statements of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling collect (212) 908-9660; and (ii) on the Commission's website at http://www.sec.gov.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                Statement of Assets and Liabilities (unaudited)
                               September 30, 2009

ASSETS
Investments in Robeco-Sage Multi-Strategy Master Fund, L.L.C.       $83,595,232
Due from Adviser                                                        417,856
Cash and cash equivalents                                                91,316
Receivable from Portfolio Funds                                          42,344
Other assets                                                             23,248
                                                                    -----------
   Total assets                                                      84,169,996
                                                                    -----------
LIABILITIES
Redemptions payable                                                   1,736,484
Distribution fees payable                                               165,093
Member servicing fee payable                                             35,818
Administration fee payable                                               23,609
Professional fees payable                                                 7,500
Board of Managers' fees payable                                           3,000
Other accrued expenses                                                   53,557
                                                                    -----------
   Total liabilities                                                  2,025,061
                                                                    -----------
   NET ASSETS                                                       $82,144,935
                                                                    ===========
MEMBERS' CAPITAL
Net capital                                                         $95,382,495
Accumulated net investment loss                                      (6,750,609)
Accumulated net realized loss on Portfolio Funds                     (8,136,381)
Net unrealized appreciation/(depreciation) on investments in
   Portfolio Funds                                                    1,649,430
                                                                    -----------
   Members' Capital                                                 $82,144,935
                                                                    ===========
   NET ASSET VALUE PER UNIT (BASED ON 81,880 UNITS OUTSTANDING)     $  1,003.23
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                       Statement of Operations (unaudited)
                For the six-month period ended September 30, 2009

NET INVESTMENT LOSS ALLOCATED FROM ROBECO-SAGE MULTI-STRATEGY
   MASTER FUND, L.L.C
   Interest income                                                  $     3,558
   Expenses                                                            (628,941)
                                                                    -----------
      Net investment loss allocated from Robeco-Sage Multi-
         Strategy Master Fund, L.L.C.                                  (625,383)
                                                                    -----------
INVESTMENT INCOME
   Interest                                                                 966
   Other income                                                           2,069
                                                                    -----------
                                                                          3,035
FUND EXPENSES
   Distribution fees                                                    353,411
   Professional fees                                                    118,035
   Investor servicing fee                                                62,367
   Offering fees                                                         46,495
   Insurance fees                                                        30,476
   Administration fee                                                    23,041
   Board of Managers' fees                                                6,000
   Custody fee                                                            1,250
   Other expenses                                                        20,130
                                                                    -----------
      Total fund expenses                                               661,205
      Fund expenses reimbursed                                         (301,962)
                                                                    -----------
   Net Expenses                                                         359,243
                                                                    -----------
Net Investment Loss                                                    (981,591)
                                                                    -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENT ACTIVITIES ALLOCATED
   FROM ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.
   Net Realized Loss on Investment Funds                             (1,036,361)
   Net Change in Unrealized Appreciation/(Depreciation) on
      Investment Funds                                                9,223,459
                                                                    -----------
   Net Realized and Unrealized Gains on Investments allocated
      from Robeco-Sage Multi-Strategy Master Fund, L.L.C.             8,187,098
                                                                    -----------
   Net Increase in Members' Capital derived from Investment
      Activities                                                    $ 7,205,507
                                                                    ===========

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENT

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Statement of Changes in Members' Capital

                                                                            For the six-month
                                                                               period ended
                                                                            September 30, 2009   For the year ended
                                                                               (unaudited)         March 31, 2009
                                                                            ------------------   ------------------
FROM INVESTMENT ACTIVITIES
   Net investment loss*                                                        $   (981,591)        $ (2,474,480)
                                                                               ------------         ------------
   Net realized gain/(loss) on investments in Portfolio Funds                    (1,036,361)          (8,067,968)
   Net change in unrealized appreciation/(depreciation) on investments in
      Portfolio Funds                                                             9,223,459          (10,401,291)
                                                                               ------------         ------------
   Net realized and unrealized gains/(losses)                                     8,187,098          (18,469,259)
                                                                               ------------         ------------
      Net increase/(decrease) in Members' Capital derived from investment
         activities                                                               7,205,507          (20,943,739)
                                                                               ------------         ------------
MEMBERS' CAPITAL TRANSACTIONS
   Sales of Units                                                                 8,884,197           16,023,450
   Redemptions of Units                                                         (18,382,002)         (23,312,753)
                                                                               ------------         ------------
                                                                                 (9,497,805)          (7,289,303)
                                                                               ------------         ------------
Net Increase/(Decrease) in Members' Capital                                      (2,292,298)         (28,233,042)
Members' Capital at Beginning of Period                                          84,437,233          112,670,275
                                                                               ------------         ------------
Members' Capital at End of Period                                              $ 82,144,935         $ 84,437,233
                                                                               ============         ============
Accumulated Net Investment Loss                                                  (6,750,609)          (5,769,018)
                                                                               ============         ============

*    Investment income less net expenses.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                       Statement of Cash Flows (unaudited)
                For the six-month period ended September 30, 2009

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
   Net increase in Members' Capital derived from investment activities                $  7,205,507
   Adjustments to reconcile net increase in Members'
      Capital derived from investment activities to
      net cash provided by operating activities:
      Payments for purchases of Robeco-Sage Multi-Strategy Master Fund, L.L.C.          (6,430,000)
      Proceeds from sales of Robeco-Sage Multi-Strategy Master Fund, L.L.C.             14,709,569
         Net change in unrealized appreciation/(depreciation) on investment funds       (9,223,459)
         Net realized loss on investment funds                                           1,036,361
         Net investment loss allocated from Robeco-Sage Multi-Strategy Fund, L.L.C.        625,383
         Decrease in receivable from Portfolio Funds                                       868,545
         Increase in due from Adviser                                                     (301,962)
         Decrease in other assets                                                           46,495
         Decrease in payable to Robeco-Sage Multi-Strategy Master Fund, L.L.C.            (364,610)
         Increase in member service fees payable                                             4,350
         Decrease in distribution fees payable                                             (13,183)
         Increase in administration fees payable                                             9,414
         Decrease in professional fees payable                                             (92,167)
         Decrease in other accrued expenses                                                (31,926)
                                                                                      ------------
   Net cash provided by operating activities                                             8,048,317
                                                                                      ------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Proceeds from sales of Units                                                          6,959,197
   Redemption of Units                                                                 (18,611,516)
                                                                                      ------------
   Net cash used in financing activities                                               (11,652,319)
                                                                                      ------------
Net decrease in cash and cash equivalents                                               (3,604,002)
Cash and cash equivalents, beginning of period                                           3,695,318
                                                                                      ------------
Cash and cash equivalents, end of period                                              $     91,316
                                                                                      ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                              Financial Highlights

                                                                                                                For the period
                                          For the six-month                                                      June 8, 2005
                                            period ended         For the         For the         For the     (date of inception)
                                         September 30, 2009    year ended      year ended      year ended          through
                                             (unaudited)     March 31, 2009  March 31, 2008  March 31, 2007     March 31, 2006
                                         ------------------  --------------  --------------  --------------  -------------------
PER UNIT OPERATING PERFORMANCE
Beginning net asset value                  $  920.13          $1,105.12        $1,141.44       $1,061.24        $1,000.00
                                           ---------          ---------        ---------       ---------        ---------
Income/(loss) from operations*:
   Net investment loss                        (11.23)            (24.12)          (25.30)         (26.36)           (8.03)
   Net realized and unrealized
      appreciation/(depreciation) from
      Portfolio Funds                          94.33            (160.87)          (11.02)         106.56            69.27
                                           ---------          ---------        ---------       ---------        ---------
Net change in net assets resulting from
   operations                                  83.10            (184.99)          (36.32)          80.20            61.24
                                           ---------          ---------        ---------       ---------        ---------
Ending net asset value                     $1,003.23          $  920.13        $1,105.12       $1,141.44        $1,061.24
                                           =========          =========        =========       =========        =========
Total Return                                    9.03%(1)         (16.74)%          (3.18)%          7.56%            6.12%(1)
Net assets, end of period (000's)          $  82,145          $  84,437        $ 112,670       $  65,647        $  21,285
RATIOS TO AVERAGE NET ASSETS(7)
Expenses, before waivers and
   reimbursements(2)                            3.05%(3)           2.74%            2.34%           3.56%            6.09%(3)
Expenses, net of waivers and
   reimbursements(2)                            2.34%(3)(5)        2.37%(5)         2.25%           2.50%            2.50%(3)
Net investment loss, before waivers and
   reimbursements                              (3.03)%(3)         (2.70)%          (2.25)%         (3.46)%          (5.90)%(3)
Net investment loss, net of waivers and
   reimbursements                              (2.32)%(3)         (2.33)%          (2.16)%         (2.40)%          (2.31)%(3)
Portfolio turnover rate                        12.94%(4)(8)       38.25%(6)        17.47%           7.82%            0.00%(4)

*    Per share calculations were performed using average shares for the period.

(1)  Total return is for the period indicated and has not been annualized.

(2)  Expenses of Portfolio Funds are not included in the expense ratio.

(3) Annualized, with the exception of non-recurring organizational expenses of $67,500.

(4)  Not annualized.

(5) Expense ratio is greater then the expense cap of 2.25% due to inclusion of extraordinary expenses that are not covered by the expense cap as further described in Note 4.

(6) Portfolio turnover rate represents the rate for Robeco-Sage Multi-Strategy Fund, L.L.C. from April 1, 2008 to December 31, 2008 and the rate for Robeco-Sage Multi-Strategy Master Fund, L.L.C from January 1, 2009 to March 31, 2009.

(7)  Includes amounts allocated from the Master Fund.

(8) Portfolio turnover rate represents the rate for Robeco-Sage Multi-Strategy Master Fund, L.L.C.

Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (unaudited)
                               September 30, 2009

1. ORGANIZATION

Robeco-Sage Multi-Strategy Fund, L.L.C. (formerly Sage Multi-Strategy Fund, L.L.C.) (the "Fund") is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund employs a "fund of funds" investment program that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and units of limited liability interests in the Fund ("Units") are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it permits investments in relatively modest minimum denominations and that it has registered as an investment company under the 1940 Act and has registered its Units under the Securities Act of 1933, as amended (the "1933 Act"). The Fund commenced operations on December 1, 2005.

The Fund's investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. Effective January 1, 2009, the Fund began operating through a master/feeder structure in which the Fund invests substantially all of its assets in Robeco-Sage Multi-Strategy Master Fund, L.L.C. (the "Master Fund"). The Portfolio Funds (as defined in note 1 of the Master Fund audited financials) in which the Fund was invested at December 31, 2008 were transferred to the Master Fund. The Master Fund has the same investment objective and substantially the same investment policies as those of the Fund. At September 30, 2009, the Fund holds 99.89% ownership interest in the Master Fund. The financial statements of the Master Fund, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Investors who purchase Units and who are admitted to the Fund by its Board of Managers (the "Board") will become members of the Fund ("Members").

2. SIGNIFICANT ACCOUNTING POLICIES

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") LAUNCHES ACCOUNTING STANDARDS CODIFICATION - The FASB has issued FASB ASC 105 (formerly Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING Principles ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
             Notes to Financial Statements (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of September 30, 2009.

The Fund's investment in the Master Fund is valued at fair value based upon the Fund's proportionate share in the members' capital of the Master Fund. The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses. In addition, the Fund bears its own expenses. The performance of the Fund is directly affected by the performance of the Master Fund.

Attached are the financial statements of the Master Fund, including disclosure of the Master Fund's significant accounting policies, which are an integral part of these financial statements.

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require the Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Investment Transactions

The Fund records its investment in the Master Fund at fair value. Valuation of investments held by the Master Fund are discussed in the notes to the Master Fund's financial statements, included elsewhere in this report.

ASC 820 (formerly known as Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements), is effective for the Master Fund's financial statements issued after November 15, 2007. ASC 820 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

     - Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
             Notes to Financial Statements (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation and Investment Transactions (concluded)

     - Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 - Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date. All investments in Portfolio Funds are included in this level.

As required by ASC 820, investments are classified within the level of the lowest significant input considered in determining fair value. Investments are classified within Level 3 for those whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those investments.

The following table summarizes the valuation of the Fund's investments under ASC 820 fair value hierarchy levels as of September 30, 2009.

                                          LEVEL 1   LEVEL 2     LEVEL 3        TOTAL
                                         --------   -------   -----------   -----------
Investment in the Master Fund            $     --     $--     $83,595,232   $83,595,232
Investments in Cash & Cash Equivalents    (91,316)     --              --        91,316
                                         --------     ---     -----------   -----------
TOTAL                                    $ 91,316     $--     $83,595,232   $83,686,548
                                         ========     ===     ===========   ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                   INVESTMENT IN
                                                     THE MASTER
                                                        FUND
                                                   -------------
BALANCE AS OF 3/31/09                               $84,313,086
Net investment loss allocated from Robeco-Sage
   Multi-Strategy Master Fund, L.L.C.                  (625,383)
Realized gain/(loss)                                 (1,036,361)
Change in unrealized appreciation/(depreciation)     9,223,459
Net purchase/(sales)                                 (8,279,569)
Net transfers in/and or out of Level 3                       --
                                                    -----------
BALANCE AS OF 3/31/09                               $83,595,232
                                                    ===========

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

C. Income Taxes

Counsel to the Fund has rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also has rendered its opinion that, under a "facts and circumstances" test, the Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Master Fund's taxable income or loss.

ASC 740 (formerly known as Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes") provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Adoption of ASC 740 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund adopted the provisions of ASC 740 as of April 1, 2007. Based on its analysis, management has determined that the adoption of ASC 740 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding ASC 740 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

As of and during the tax year-ended December 31, 2008, and for each of the three preceding tax years which remain subject to examination by the tax authority, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement or operations. During the year, the Fund did not incur any interest or penalties.

D. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

E. Cash and Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

3. RELATED PARTY TRANSACTIONS AND OTHER

RELATED PARTIES

Robeco Investment Management, Inc. (the "Adviser") serves as the investment adviser of the Fund, the Master Fund and other related funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a subsidiary of Robeco Groep, N.V.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

3. RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

RELATED PARTIES (CONTINUED)

("Robeco") and is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund.

In consideration of these investment advisory services and pursuant to an advisory agreement between the Fund and the Adviser (the "Advisory Agreement"), a quarterly fee at an annualized rate of 0.75% of the average net assets of the Fund during each calendar quarter (the "Advisory Fee") is payable by the Fund to the Adviser. However, under the Advisory Agreement, the Fund is not subject to the Advisory Fee so long as substantially all of the Fund's assets remain invested in the Master Fund, which also pays the Adviser a quarterly fee at an annualized rate of 0.75% of the average net assets of the Master Fund during each calendar quarter for investment advisory services. The Adviser also provides office space, telephone and utilities; and administrative and secretarial, clerical and other personnel as necessary to provide the services required to be furnished under the Advisory Agreement. Prior to January 1, 2009, the Fund paid the Adviser a quarterly fee at an annualized rate of 1.50% of the average net assets of the Fund during the calendar quarter.

In addition, pursuant to a management agreement with the Fund (the "Management Agreement"), the Adviser provided (or arranged for the provision of) office space, telephone services and utilities and various administrative services to the Fund, including certain legal and compliance services and was responsible for the oversight of the Fund's administrator and other service providers. The Management Agreement was terminated on September 11, 2009 and the Advisory Agreement was amended to reflect the Adviser's provision of services that had previously been provided under the Management Agreement.

In consideration for these services, a quarterly management fee at an annualized rate of 0.10% of the average net assets of the Fund during the calendar quarter (the "Management Fee") was payable by the Fund to the Adviser. However, under the Management Agreement, the Fund was not subject to the Management Fee so long as substantially all of the Fund's assets remained invested in the Master Fund, which also paid the Adviser a quarterly management fee at an annualized rate of 0.10% of the average net assets of the Master Fund during each calendar quarter. The Adviser waived the management fee payable by the Master Fund to the Adviser effective July 1, 2009 and, with the termination of the Management Agreement, the management fee was eliminated effective September 11, 2009.

The Fund has entered into a distribution agreement (the "Distribution Agreement") with Robeco Securities, a subsidiary of the Adviser, to act as the distributor for the sale of Units (the "Distributor"). Robeco Securities serves as the Distributor on a reasonable best efforts basis, subject to various conditions, and may retain broker-dealers and financial advisers (collectively with Robeco Securities, the "Selling Agents") to assist in the distribution of Units. The Distributor is entitled to charge a sales load to each investor on the purchase price of its Units of up to 2%. The specific amount of the sales load paid with respect to a Member is generally dependent on the size of the investment in the Fund. The sales load will be charged as a percentage of an investor's investment amount. The sales load will not constitute an investment made by the investor in the Fund. There were no sales loads charged by the Distributor for the period ended September 30, 2009.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

3. RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

RELATED PARTIES (CONCLUDED)

In addition, the Fund pays the Distributor an ongoing quarterly distribution fee (the "Distribution Fee") at an annualized rate of 0.85% of the average net assets of the Fund during the calendar quarter, as compensation for the sale and marketing of Units and for the provision of certain investor and account maintenance services. The Distribution Fee is payable in arrears within five days after the end of the quarter.

As of January 1, 2009, the Fund has also entered into a Member Services Agreement with the Distributor to provide (or arrange for the provision of) ongoing Member and account maintenance services. As consideration for these services, the Fund pays an ongoing quarterly Member servicing fee to the Distributor at an annualized rate of 0.15% of the average net assets of the Fund. The Distributor may pay all or a portion of this amount to retain broker-dealers and financial advisors ("Member Service Providers") to provide Member and account maintenance services. Prior to January 1, 2009, the Fund paid the distributor a member servicing fee of 0.25%.

The Fund and the Master Fund have entered into a Master/Feeder Agreement dated January 1, 2009. Pursuant to the agreement, the Fund and the Master Fund each have the same investment objective and substantially the same investment policies. The Fund pursues its investment objective by investing on an ongoing basis substantially all of its investable assets in the Master Fund in exchange for limited liability company interests in the Master Fund. The Master/Feeder Agreement will remain in effect unless terminated by the Fund or the Master Fund.

The Adviser has invested in the Fund primarily as a seed investor. At September 30, 2009, the Adviser's capital balance was $4,417,887.

Cooperatieve Centrale Raiffeissen - Boerenleen Bank B.A. ("Rabobank"), the ultimate parent company of the Adviser and Robeco, and its affiliates are subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the "BHCA"), and to regulation by the Board of Governors of the Federal Reserve System or other appropriate bank regulatory agencies. The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transaction and relationships between the Adviser, Rabobank, Robeco and their affiliates, on the one hand, and the Fund, on the other hand, and may restrict the investments and transactions by the Fund. Rabobank may be deemed to control the Fund for purposes of the BHCA.

Each member of the Board, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual fee of $4,000. In addition, the Master Fund pays each member of the Board who is not an "interested person" an annual fee of $2,000. Any Board member who is an "interested person" does not receive any annual or other fee from the Fund. All Board members are reimbursed by the Fund for reasonable out-of-pocket expenses. Prior to January 1, 2009, each member of the Board, who was not an "interested person" of the Fund, as defined by the 1940 Act, received an annual fee of $6,000.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

3. RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

OTHER

SEI Investments Global Fund Services (the "Administrator") provides various administrative services to the Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and subject to approval by the Fund, generally reviewing and performing all actions related to the issuance and transfer of Units; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Fund, pursuant to an administration agreement (the "Administration Agreement"). In consideration of such services, the Fund pays the Administrator a monthly fee based on the aggregate month-end net assets of the Fund and the other funds in the "Fund Complex" (as defined in the Fund prospectus) at an annual rate of up to 0.12%, subject to certain fee minimums, and reimburses the Administrator for certain out-of-pocket expenses. After its initial term of three years, the Administration Agreement may be terminated at any time by either party generally upon not less the 90 days' written notice. Prior to January 1, 2009, the Fund paid the Administrator a monthly fee based on the aggregate month-end net assets of the Fund at an annual rate of up to 0.12%, subject to certain fee minimums for each fund, and reimbursed the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. In consideration for such services, the Fund pays the Custodian an annual fee of $2,500. In addition, the Master Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%. Prior to January 1, 2009, the Fund paid the Custodian an annual rate of 0.01%.

4. FUND EXPENSES

The Fund bears all of its own expenses and, through its investment in the Master Fund, its portion of the Master Fund's operating expenses, other than those borne by the Adviser pursuant to the Advisory Agreement and the Management Agreement, including, but not limited to: all investment related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Master Fund's account, all costs and expenses associated with the establishment of any portfolio accounts); any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Fund and the Master Fund; audit and tax preparation fees and expenses of the Fund; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Fund and the Master Fund; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Investment Advisory Fee; fees and travel-related and other expenses of members of the Board who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's and the Master Fund's transactions among the Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

4. FUND EXPENSES (CONCLUDED)

The Fund also indirectly bears fees and expenses of the Portfolio Funds, as an investor in the Master Fund. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15% - 25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses, as well as the portion of the Master Fund's fees and expenses borne by the Fund, but excluding any Portfolio Fund fees and expenses, interest, brokerage commissions and extraordinary expenses of the Fund), to the extent necessary to limit the ordinary operating expenses of the Fund to 2.25% per annum of the Fund's average monthly net assets (the "Expense Limitation"). Therefore, the accompanying Statement of Assets and Liabilities includes a receivable from the Adviser of $417,856 for the reimbursement of excess expenses.

In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser (or its affiliate) in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses, in the year of reimbursement, to exceed the Expense Limitation in effect at the time of reimbursement. As of March 31, 2009, the amount of the carryforward is $902,550 which includes $417,848, $88,828 and $395,874 from the fiscal years ending March 31, 2007, 2008 and 2009, respectively. The Expense Limitation Agreement will remain in effect until terminated by the Fund. None of the fees charged to the Master Fund by a Portfolio Fund will be subject to the Expense Limitation Agreement.

The Fund, through its investment in the Master Fund, has incurred legal expenses that were deemed by management to be extraordinary expenses, and therefore, not subject to the Expense Limitation, pursuant to the terms of the Expense Limitation Agreement. These legal expenses relate to the Master Fund's participation in a lawsuit filed against a Portfolio Manager of a Portfolio Fund in which the Master Fund was previously invested.

5. OFFERING COSTS

As a result of the reorganization into the of the master/feeder structure, the Fund incurred offering costs totaling $92,990 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs are being amortized over the initial twelve-month period through December 31, 2009. These offering costs are subject to the Expense Limitation and Reimbursement Agreement.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

6. MEMBERS' CAPITAL

Unit transactions for the period ended September 30, 2009 were as follows:

Units outstanding at beginning of period    91,767
Units issued                                 9,311
Units redeemed                             (19,198)
                                           -------
Units outstanding at end of period          81,880
                                           =======

The Fund is authorized to issue Units the value of which at time of issuance is not to exceed $250 million in aggregate.

7. BORROWINGS

The Fund and the Master Fund are authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund and Master Fund, including any borrowings on behalf of Portfolio Accounts, are subject to a 300% asset coverage requirement under the 1940 Act.

8. CAPITAL ACCOUNTS AND ALLOCATIONS

The Fund maintains a separate capital account for each Member which will have an opening balance equal to the Member's initial contribution to the capital of the Fund (net of any applicable sales load). The Fund has chosen to utilize a "per unit" method to account for Members' capital effective at the inception of the Fund. A Member's contribution is used to purchase Units in the Fund. The Units represent the capital account maintained on the Member's behalf that reflects the Member's pro rata share of the Fund's capital. A Member's capital account is used to facilitate tax reporting to the Member. Units are offered at their net asset value per Unit, and each Unit subscribed for represents a capital contribution to the Fund in that amount. Each Member's capital account will be increased by the amount of contributions by the Member to the capital of the Fund, plus any amounts credited to the Member's capital account as described below.

Similarly, each Member's capital account will be reduced by the sum of the amount of any repurchase by the Fund of the Unit, or portion thereof, of the Member, plus the amount of any distributions to the Member which are not reinvested, plus any amounts debited against the Member's capital account as described below.

Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. Fiscal periods begin on the day after the last day of the preceding fiscal period and end at the close of business on the first to occur of the following: (i) the last day of a fiscal year (March 31); (ii) the last day of a taxable year (December 31); (iii) the day preceding any day on which a contribution to the capital of the Master Fund is made; (iv) any day on which the Fund repurchases any Unit or portion of an Unit of any Member; or (v) any day on which any amount is credited to or debited against the capital account of any Member other than an amount to be credited to or debited against the capital accounts of all Members in accordance with their respective investment percentages. An investment percentage will be determined for each Member as of the start of each fiscal period by dividing the balance of the Member's capital account

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

8. CAPITAL ACCOUNTS AND ALLOCATIONS (CONCLUDED)

as of the commencement of the period by the sum of the balances of all capital accounts of all Members as of that date.

Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members as of the last day of the fiscal period in accordance with Members' respective investment percentages for the fiscal period. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and accrued expenses), before giving effect to any repurchases by the Fund of Units or portions thereof, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members' respective investment percentages.

9. PURCHASES AND REPURCHASES OF UNITS

Generally, the minimum initial investment in the Fund from each investor is $100,000, and the minimum additional investment in the Fund is $25,000. The minimum initial and additional investment for employees of the Adviser or a selling agent of the Fund and their affiliates, and members of their immediate families and, in the sole discretion of the Adviser, as applicable, members of the Board, attorneys and other professionals engaged on behalf of the Fund and members of their immediate families, is $25,000. The minimum initial and minimum additional investment requirements may be reduced or increased by the Board.

Units are not redeemable and a Member has no right to require the Fund to redeem its Units. The Fund will from time to time make offers to repurchase Units from Members pursuant to written tenders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units from Members, the Board will consider the recommendations of the Adviser. The Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Units from Members, as of the last business day of March, June, September and December. A repurchase fee equal to 2.0% of the value of a Unit repurchased, which is retained by the Fund, will apply if the date as of which the Unit is to be valued for purposes of repurchase is less than one year following the date of a Member's investment in the Fund. The fee is intended to offset costs associated with short-term investments in the Fund. If applicable, the repurchase fee will be deducted before payment of the proceeds of a repurchase.

The Board will also consider the following factors, among others, in making their determination of the amount of the tender offer: (i) whether any Members have requested the Fund to repurchase their Units or portions thereof; (ii) the liquidity of the Fund's assets (including the liquidity of investments held by the Portfolio Funds); (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Units; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Units or portions thereof.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
              Notes to Financial Statements (unaudited) (concluded)

10. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

11. TENDER OFFER

On August 28, 2009, the Fund offered to purchase up to $22,900,000 of Units tendered by Members of the Fund at a price equal to the net asset value as of December 31, 2009. In November 2009, the Fund accepted tender offer requests of approximately $7,800,000 including $2,000,000 of seed capital. The final tender amount will be based upon the December 31, 2009 net asset value.

12. SUBSEQUENT EVENTS

On September 30, 2009, the Fund adopted the FASB amendments to general standards on accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption of this guidance did not materially impact the Fund's financial statements.

Subsequent to period-end through November 25, 2009, the Fund received $4,097,000 of subscriptions.

                     ADVISORY AGREEMENT APPROVAL (UNAUDITED)

The investment advisory agreement between Robeco-Sage Multi-Strategy Fund, L.L.C., a Delaware limited liability company (the "Fund"), and Robeco Investment Management, Inc., a Delaware corporation (the "Adviser") (the "Advisory Agreement"), may be continued in effect from year to year subject to approval by: (i) the Fund's Board of Managers (the "Board"); or (ii) the vote of a majority of the outstanding voting securities, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), of the Fund; provided that, in either event, the continuance must also be approved by a majority of the managers (the "Managers") who are not "interested persons," as defined by the 1940 Act, of the Fund (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board held on September 11, 2009, a majority of the Managers, including a majority of the Independent Managers, approved the continuance of the Advisory Agreement for an additional year. In considering whether to renew the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser, which included: (i) information concerning the services rendered to the Fund by the Adviser and the fees paid by the Fund to the Adviser under the Advisory Agreement; (ii) information concerning the individuals responsible for the day to day management of the Fund's assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. The Managers reviewed the services that the Adviser provides to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services provided to the Fund under the Advisory Agreement, the Adviser and its affiliates also provide certain administrative and other services necessary for the operation of the Fund. In particular, the Board reviewed the compliance and administrative services provided to the Fund by the Adviser, including its oversight of the Fund's day-to-day operations and its oversight of Fund accounting services. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Advisory Agreement, and that these services were of high quality.

(b) INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. In connection with the evaluation of the services provided by the Adviser, the Board also considered the investment performance of the Fund, and compared the performance of the Fund to that of the S&P 500 Index and the HFRI Fund of Funds Diversified Index covering periods since the Fund's inception until March 31, 2009. The Board found the Fund's overall returns to be generally satisfactory, particularly in light of its relatively low volatility and the general market conditions.

(c) COST OF THE SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER FROM THE RELATIONSHIP WITH THE FUND. The Managers also considered the cost of the services provided by the Adviser. Under the Advisory Agreement, the Fund would be required to pay a fee at the annual rate of 0.75% of the Fund's average net assets. The Board observed, however, that this fee is not charged to the Fund so long as the Fund remains substantially invested in Robeco-Sage Multi-Strategy Master Fund, L.L.C. (the "Master Fund"). It was also considered that the Master Fund's advisory agreement with the Adviser likewise provides for a 0.75% fee to be paid to the Adviser, which is indirectly borne by the Fund as an investor in the Master Fund. The Board also considered that, in addition to the fees charged by the Adviser, the Fund also bears its pro rata portion of the advisory fees charged by the portfolio funds in which the Master Fund invests. Additionally, the Board considered that a fee cap is in place and evaluated the impact of the cap on the Adviser.

               ADVISORY AGREEMENT APPROVAL (UNAUDITED)(CONCLUDED)

The Managers reviewed information comparing both the services rendered and the fees paid under the Master Fund's advisory agreement to other contracts of the Adviser and to other contracts of other advisers to similar closed-end registered investment companies. In particular, the Board evaluated the Master Fund's contractual fee rate for advisory services as compared to the contractual fee rate of other closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the Master Fund's (and, thus, the Fund's) advisory fee rate compared favorably to the fee rates paid by such other similar registered funds.

The profitability realized by the Adviser was also considered. The Board relied principally on information furnished by the Adviser relating to the costs and profitability of the Adviser from its relationship with the Fund and the Master Fund (the "Profitability Analysis"). After reviewing the information contained in the Profitability Analysis, the Board determined that, given the overall performance of the Fund and the quality of services provided, the current profitability of the Adviser seemed reasonable.

(d) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE. The Board also considered whether there were opportunities for economies of scale to be realized by the Fund. The Independent Managers concluded that, although the net assets of the Fund have grown since its inception, the Fund has not reached an appropriate size to support fee reductions based on economies of scale realized by the Adviser.

CONCLUSION. Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of the Advisory Agreement, including applicable fees and expenses, were fair and reasonable in light of the nature, extent and quality of services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present in person at the September 11, 2009 meeting, including a majority of the Independent Managers, approved the continuance of the Advisory Agreement for an additional year.

ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.

Financial Statements (unaudited)

For the six-month period ended September 30, 2009

                 ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.
                                TABLE OF CONTENTS

Financial Statements (unaudited):

Schedule of Investments ....................................................   1
Statement of Assets and Liabilities ........................................   4
Statement of Operations ....................................................   5
Statement of Changes in Members' Capital ...................................   6
Statement of Cash Flows ....................................................   7
Financial Highlights .......................................................   8
Notes to Financial Statements ..............................................   9

The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Master Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling collect (212) 908-9660; and (ii) on the Commission's website at http://www.sec.gov.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                       Schedule of Investments (unaudited)
                               September 30, 2009

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

                                   [PIE CHART]

Long/Short Equity             - 31.3%
Event-Driven                  - 22.0%
Macro                         - 16.3%
Distressed                    - 13.1%
Multi-Strategy Relative Value -  6.2%
Fundamental Market Neutral    -  6.1%
Structured Credit             -  4.7%
Credit                        -  0.2%
Fixed Income Relative Value   -  0.1%

                                                                                           %* OF
                                                                                         MEMBERS'
PORTFOLIO FUND                                                   COST         VALUE       CAPITAL      LIQUIDITY**
--------------                                               -----------   -----------   --------   ----------------
LONG/SHORT EQUITY:
Avesta Fund, L.P.                                            $ 2,850,000   $ 3,030,383     3.62%         Monthly
Cobalt Partners L.P.                                           4,000,000     3,923,511     4.69%      Semi-Annually
Criterion Institutional Partners, L.P.                         1,906,383     2,202,217     2.63%        Quarterly
Henderson Asia Pacific Absolute Return Fund Ltd.               1,400,000     1,434,784     1.71%         Monthly
Highline Capital Partners QP, L.P.                             3,369,036     3,520,047     4.21%        Quarterly
Ivory Flagship Fund, L.P.                                      2,710,729     3,067,196     3.66%        Quarterly
Pennant Windward Fund, L.P.                                    3,250,000     3,553,893     4.25%        Quarterly
PFM Diversified Fund, L.P.                                     3,077,927     3,352,791     4.01%        Quarterly
                                                             -----------   -----------    -----
   TOTAL LONG/SHORT EQUITY                                    22,564,075    24,084,822    28.78%
                                                             -----------   -----------    -----

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                 Schedule of Investments (unaudited) (continued)
                               September 30, 2009

                                                                                           %* OF
                                                                                         MEMBERS'
PORTFOLIO FUND                                                   COST         VALUE       CAPITAL      LIQUIDITY**
--------------                                               -----------   -----------   --------   ----------------
EVENT DRIVEN:
Altima Global Special Situations Fund, L.P.                  $ 1,857,329   $ 1,904,430     2.28%       Quarterly
Elliot Associates, L.P.                                        3,000,000     3,479,219     4.16%     Semi-Annually
Eton Park Fund, L.P.                                           2,742,629     3,599,500     4.30%        Annually
Fir Tree Value Fund II, L.P.                                     401,296       367,919     0.44%       Quarterly
Magnetar Capital Fund, L.P.                                      941,445       800,822     0.96%    Semi-Annually***
Montrica Global Opportunities Fund, L.P.                       1,371,861     1,169,958     1.40%        Annually
Octavian Global Fund, L.P.                                       655,994       390,246     0.46%           ++
Owl Creek II L.P.                                              1,500,000     1,562,787     1.87%       Quarterly
Silver Point Capital Fund, L.P.                                1,365,436     1,093,059     1.31%        Annually
Taconic Opportunity Fund, L.P.                                 2,608,276     2,525,368     3.02%       Quarterly
                                                             -----------   -----------    -----
   TOTAL EVENT DRIVEN                                         16,444,266    16,893,308    20.20%
                                                             -----------   -----------    -----
MACRO:
Brevan Howard Emerging Markets Strategies Fund                 1,837,500     2,453,997     2.93%        Monthly
Brevan Howard L.P.                                             1,750,000     2,013,308     2.40%        Monthly
Fortress Commodities Fund, L.P.                                2,600,000     2,776,606     3.32%       Quarterly
QFS Global Macro Hedge Fund, LLC                                 883,882     1,156,052     1.38%        Monthly
Remington Investment Strategies Fund, L.P.                     2,000,000     2,317,977     2.77%        Annually
Wexford Spectrum Fund I, L.P.                                     55,142        60,081     0.07%           ++
Woodbine Capital Fund, LLC                                     1,500,000     1,709,636     2.04%       Quarterly
                                                             -----------   -----------    -----
   TOTAL MACRO                                                10,626,524    12,487,657    14.91%
                                                             -----------   -----------    -----
DISTRESSED:
Anchorage Capital Partners, L.P.                               2,481,300     3,195,042     3.82%        Annually
Matlin Patterson Distressed Opportunities Fund, L.P.           1,689,760     1,966,891     2.35%     Semi-Annually
Redwood Domestic Fund, L.P.                                    3,000,000     3,372,442     4.03%      Bi-Annually
York Credit Opportunities Fund, L.P.                           1,500,000     1,550,107     1.85%        Annually
                                                             -----------   -----------    -----
   TOTAL DISTRESSED                                            8,671,060    10,084,482    12.05%
                                                             -----------   -----------    -----
MULTI-STRATEGY RELATIVE VALUE:
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.        1,438,799     1,164,300     1.39%        Monthly
Citadel Wellington, LLC                                        3,864,648     3,283,556     3.92%      Quarterly***
Sandleman Partners Multi-Strategy Fund, L.P.                     596,349       290,144     0.35%           +
                                                             -----------   -----------    -----
   TOTAL MULTI-STRATEGY RELATIVE VALUE                         5,899,796     4,738,000     5.66%
                                                             -----------   -----------    -----
FUNDAMENTAL MARKET NEUTRAL:
Level Global L.P.                                              1,250,000     1,238,655     1.48%       Quarterly
O'Connor Global Fundamental Market Neutral Long/Short, LLC     2,566,942     3,485,841     4.16%        Monthly
                                                             -----------   -----------    -----
   TOTAL FUNDAMENTAL MARKET NEUTRAL                            3,816,942     4,724,496     5.64%
                                                             -----------   -----------    -----
STRUCTURED CREDIT:
Cerberus Partners, L.P.                                        3,429,291     2,520,592     3.02%    Semi-Annually***
Dune Capital, L.P.                                               446,231       320,930     0.38%           +
Petra Offshore Fund, L.P.(1)                                   1,750,000            --     0.00%      Quarterly***
Sorin Fund, L.P.                                               1,234,296       795,484     0.95%           +
                                                             -----------   -----------    -----
   TOTAL STRUCTURED CREDIT                                     6,859,818     3,637,006     4.35%
                                                             -----------   -----------    -----

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                 Schedule of Investments (unaudited) (concluded)
                               September 30, 2009

                                                                                        %* OF
                                                                                      MEMBERS'
PORTFOLIO FUND                                               COST          VALUE       CAPITAL   LIQUIDITY
--------------                                            -----------   -----------   --------   ---------
CREDIT:
Latigo Fund, L.P.                                         $   169,196   $   122,407     0.15%        +
                                                          -----------   -----------    ------
FIXED INCOME RELATIVE VALUE:
The Drake Absolute Return Fund, L.P.                          150,533        93,186     0.11%        +
                                                          -----------   -----------    ------
      TOTAL PORTFOLIO FUNDS                                75,202,210    76,865,364    91.85%
                                                          -----------   -----------    ------
CASH & CASH EQUIVALENTS:
SEI Daily Income Trust Treasury Fund, Class A, 0.04%(2)     2,148,580     2,148,580     2.56%      Daily
Western Asset/Citi Institutional U.S. Treasury
   Reserves, Cl A, 0.00%(2)                                   800,877       800,877     0.96%      Daily
                                                          -----------   -----------    ------
      TOTAL CASH & CASH EQUIVALENTS                         2,949,457     2,949,457     3.52%
                                                          -----------   -----------    ------
      TOTAL INVESTMENTS                                   $78,151,667   $79,814,821    95.37%
                                                          ===========   ===========    ======

* Percentages are based on Members' Capital at the end of period of $83,689,995.

** Liquidity terms shown apply after lock-up provisions. See Note 11.L for a description of lock-up provisions.

***  Portfolio Fund restricted redemptions on September 30, 2009.

+ Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors.

++ The Master Fund's remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. See Note 11.O for additional information on side pockets.

(1) Valuation reflects a fair valuation methodology recommended by the Adviser and approved by the Valuation Committee of the Board of Managers of the Master Fund.

(2)  The rate shown is the 7-day effective yield as of September 30, 2009.

At September 30, 2009, the aggregate cost of investments for tax purposes was $78,151,667. Net unrealized depreciation on investments for tax purposes was $1,663,154 consisting of $7,250,210 of gross unrealized appreciation and ($5,587,056) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 91.85% of Members' Capital have been fair valued as described in Note 2.B.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                 Statement of Assets and Liabilities (unaudited)
                               September 30, 2009

ASSETS
Investments in Portfolio Funds, at fair value (cost $75,202,210)               $76,865,364
Cash and cash equivalents                                                        2,949,457
Fund investments made in advance                                                 2,150,000
Receivable from Portfolio Funds                                                  2,013,243
Other assets                                                                        10,123
                                                                               -----------
   Total assets                                                                 83,988,187
                                                                               -----------
LIABILITIES
Advisory fee payable                                                               148,170
Professional fee payable                                                            67,824
Administration fee payable                                                          67,366
Board of Managers' fees payable                                                      1,500
Other accrued expenses                                                              13,332
                                                                               -----------
   Total liabilities                                                               298,192
                                                                               -----------
   NET ASSETS                                                                  $83,689,995
                                                                               ===========
MEMBERS' CAPITAL
Net capital                                                                    $74,641,684
Accumulated net investment loss                                                   (988,083)
Accumulated net realized loss on Portfolio Funds                                (2,705,883)
Net unrealized appreciation/(depreciation) on investments in Portfolio Funds    12,742,277
                                                                               -----------
   Members' Capital                                                            $83,689,995
                                                                               ===========
   NET ASSET VALUE PER UNIT (BASED ON 75,068 UNITS OUTSTANDING)                $  1,114.86
                                                                               ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                       Statement of Operations (unaudited)
                For the six-month period ended September 30, 2009

INVESTMENT INCOME
   Interest                                                                $     3,562
                                                                           -----------
      Total investment income                                                    3,562
                                                                           -----------
EXPENSES
   Advisory fee                                                                312,588
   Professional fees                                                           171,543
   Administration fee                                                           45,349
   Line of Credit fee                                                           43,224
   Management fee                                                               21,922
   Offering costs                                                               20,246
   Custody fee                                                                   4,168
   Board of Managers' fees                                                       3,000
   Other expenses                                                                7,580
                                                                           -----------
      Total expenses                                                           629,620
                                                                           -----------
Net Investment Loss                                                           (626,058)
                                                                           -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS IN PORTFOLIO FUNDS
   Net Realized Loss on Investments in Portfolio Funds                      (1,047,109)
   Net Change in Unrealized Appreciation/(Depreciation) on
      Investments in Portfolio Funds                                         9,233,492
                                                                           -----------
   Net Realized and Unrealized Gains                                         8,186,383
                                                                           -----------
   Net Increase in Members' Capital derived from Investment Activities     $ 7,560,325
                                                                           ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                    Statement of Changes in Members' Capital

                                                                               For the period from
                                                                                 January 1, 2009
                                                           For the six-month     (commencement of
                                                              period ended          operations)
                                                           September 30, 2009         through
                                                              (unaudited)         March 31, 2009
                                                           ------------------   -------------------
FROM INVESTMENT ACTIVITIES
   Net investment loss*                                       $   (626,058)        $   (362,025)
                                                              ------------         ------------
   Net realized gain/(loss) on investments
      in Portfolio Funds                                        (1,047,109)          (1,658,774)
   Net change in unrealized appreciation/(depreciation)
      on investments in Portfolio Funds                          9,233,492            3,508,785
                                                              ------------         ------------
   Net realized and unrealized gains/(losses)                    8,186,383            1,850,011
                                                              ------------         ------------
      Net increase/(decrease) in Members' Capital
         derived from investment activities                      7,560,325            1,487,986
                                                              ------------         ------------
MEMBERS' CAPITAL TRANSACTIONS
   Transfer from Robeco-Sage Multi-Strategy Fund, L.L.C.                --           71,626,684
   Sales of Units                                                6,430,000           11,285,000
   Redemptions of Units/Interests                              (14,700,000)                  --
                                                              ------------         ------------
                                                                (8,270,000)          82,911,684
                                                              ------------         ------------
Net Increase/(Decrease) in Members' Capital                       (709,675)          84,399,670
Members' Capital at Beginning of Period                         84,399,670                   --
                                                              ------------         ------------
Members' Capital at End of Period                             $ 83,689,995         $ 84,399,670
                                                              ============         ============
Accumulated Net Investment Loss                               $   (988,083)        $   (362,025)
                                                              ============         ============

*    Investment income less net expenses.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                       Statement of Cash Flows (unaudited)
                For the six-month period ended September 30, 2009

CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment activities         $  7,560,325
Adjustments to reconcile net increase in Members' Capital derived from investment activities to cash provided by operating activities:
   Purchases of Portfolio Funds                                               (9,800,000)
   Sales of Portfolio Funds                                                   15,014,508
   Net change in unrealized appreciation/(depreciation) on investments in
      Portfolio Funds                                                         (9,233,492)
   Net realized loss on investments in Portfolio Funds                         1,047,109
   Decrease in receivable from Portfolio Funds                                 5,217,938
   Increase in fund investments made in advance                               (1,300,000)
   Decrease in other assets                                                       20,246
   Decrease in receivable from Robeco-Sage Multi-Strategy Fund, L.L.C.           364,610
   Decrease in advisory fee payable                                               (7,795)
   Increase in administration fee payable                                         45,349
   Decrease in management fee payable                                            (20,795)
   Increase in professional fees payable                                          26,314
   Increase in other accrued expenses                                              4,404
                                                                            ------------
Net cash provided by operating activities                                      8,938,721
                                                                            ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Units                                                   6,430,000
Redemptions of Units                                                         (14,700,000)
                                                                            ------------
Net cash used in financing activities                                         (8,270,000)
                                                                            ------------
Net increase in cash and cash equivalents                                        668,721
Cash and cash equivalents, beginning of period                                 2,280,736
                                                                            ------------
Cash and cash equivalents, end of period                                    $  2,949,457
                                                                            ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                              Financial Highlights

                                               For the six-month      January 1, 2009
                                                  period ended       (commencement of
                                               September 30, 2009   operations) through
                                                  (unaudited)         March 31, 2009
                                               ------------------   -------------------
PER UNIT OPERATING PERFORMANCE
Beginning net asset value                        $1,018.64              $1,000.00
                                                 ---------              ---------
Income/(loss) from operations*:
   Net investment loss                               (7.93)                 (4.42)
   Net realized and unrealized appreciation/
      (depreciation) from Portfolio Funds           104.15                  23.06
                                                 ---------              ---------
Net change in net assets
   resulting from operations                         96.22                  18.64
                                                 ---------              ---------
Ending net asset value                           $1,114.86              $1,018.64
                                                 =========              =========
Total Return(1)                                       9.45%                  1.86%
Net assets, end of period (000's)                $  83,690              $  84,400
RATIOS TO AVERAGE NET ASSETS
Expenses(2)                                           1.48%(3)               1.77%(3)
Net investment loss                                  (1.48)%(3)             (1.77)%(3)
Portfolio turnover rate                              12.94%(4)              12.70%(4)

*    Per share calculations were performed using average shares for the period.

(1)  Total return is for the period indicated and has not been annualized.

(2)  Expenses of Portfolio Funds are not included in the expense ratio.

(3)  Annualized.

(4)  Not annualized.

     Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                   Notes to Financial Statements (unaudited)
                               September 30, 2009

1. ORGANIZATION

Robeco-Sage Multi-Strategy Master Fund, L.L.C. (the "Master Fund") is a recently formed Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The fund is a master fund in a master/feeder structure into which its investors, Robeco-Sage Multi-Strategy Fund, L.L.C. and Robeco-Sage Multi-Strategy Institutional Fund, L.L.C. (the "Feeder Funds" or "Members"), invest substantially all of their assets. On January 1, 2009, Robeco-Sage Multi-Strategy Fund, L.L.C. transferred to the Master Fund $71,626,684 in investments in Portfolio Funds, $1,500,000 in receivables from Portfolio Funds and $6,750,000 in cash.

The Master Fund's investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. The Master Fund accomplishes its investment objective by investing its assets primarily in private investment funds, joint ventures, investment companies, and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. At September 30, 2009, Robeco-Sage Multi-Strategy Fund, L.L.C. and Robeco-Sage Multi-Strategy Institutional Fund, L.L.C hold 99.89% and 0.11%, ownership interests, respectively, in the Master Fund.

Investors who purchase Units and who are admitted to the Master Fund by its Board of Managers ("the Board") will become members of the Master Fund.

For accounting purposes, the Master Fund's fiscal year is the 12-month period ending on March 31. The 12-month period ending December 31 of each year is the taxable year of the Master Fund. The first tax year commenced on the initial closing date.

The Master Fund received its initial investment and commenced operations on January 1, 2009.

2. SIGNIFICANT ACCOUNTING POLICIES

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") LAUNCHES ACCOUNTING STANDARDS CODIFICATION - The FASB has issued FASB ASC 105 (formerly Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING Principles ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Master Fund has implemented the Codification as of September 30, 2009.

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require the Master Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Investment Transactions

The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Adviser under the general supervision of the Board.

Such fair value generally represents the Master Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Fund. The Adviser considers information provided by the Portfolio Fund regarding the methods they use to value underlying investments of the Portfolio Fund in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund or Portfolio Funds could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

The Master Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its assets. The Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Master Fund's interests in a Portfolio Fund. Although

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation and Investment Transactions (continued)

redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to their investors which will represent the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the Portfolio Fund's governing documents, it would be necessary to effect a mandatory redemption. In accordance with procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund could consider whether it is appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

With respect to a particular Portfolio Fund, the Valuation Committee of the Board has approved a fair valuation methodology recommended by management because, among other things, the Portfolio Manager of the Portfolio Fund ceased reporting the Portfolio Fund's net asset value. The value of this Portfolio Fund shown in the Schedule of Investments reflects this valuation. Management continues to monitor the appropriateness of this fair valuation methodology, which may be adjusted or revised as the Valuation Committee determines is warranted.

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investment transactions are recorded on the effective date of the subscription in or the redemption from the Portfolio Fund. Interest income is recorded on an accrual basis of interest earned on cash balances.

ASC 820 (formerly known as Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements), is effective for the Master Fund's financial statements issued after November 15, 2007. ASC 820 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

     - Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

     - Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation and Investment Transactions (concluded)

     - Level 3 - Significant unobservable prices or inputs (including the Master Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date. All investments in Portfolio Funds are included in this level.

As required by ASC 820, investments are classified within the level of the lowest significant input considered in determining fair value. Investments are classified within Level 3 for those whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those investments.

The following table summarizes the valuation of the Master Fund's investments under ASC 820 fair value hierarchy levels as of September 30, 2009.

                                           LEVEL 1     LEVEL 2     LEVEL 3        TOTAL
                                         -----------   -------   -----------   -----------
Investments in Portfolio Funds           $        --     $--     $76,865,364   $76,865,364
Investments in Cash & Cash Equivalents    (2,949,457)     --              --     2,949,457
                                         -----------     ---     -----------   -----------
TOTAL                                    $ 2,949,457     $--     $76,865,364   $79,814,821
                                         ===========     ===     ===========   ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                 INVESTMENTS IN
                                                                 PORTFOLIO FUNDS
                                                                 ---------------
BALANCE AS OF 3/31/09                                              $73,893,489
Realized gain/(loss)                                                (1,047,109)
Change in unrealized appreciation/(depreciation)                    9,233,492
Net purchase/(sales)                                                (5,214,508)
                                                                   -----------
BALANCE AS OF 9/30/09                                              $76,865,364
                                                                   ===========

C. Income Taxes

Counsel to the Master Fund will render an opinion that the Master Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Master Fund also will render its opinion that, under a "facts and circumstances" test, the Master Fund will not be

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

C. Income Taxes (concluded)

treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Master Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Master Fund's taxable income or loss.

ASC 740 (formerly known as Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes") provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Adoption of ASC 740 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Master Fund adopted the provisions of ASC 740 upon commencement of operations. Based on its analysis, management has determined that the adoption of ASC 740 did not have a material impact to the Master Fund's financial statements upon adoption. However, management's conclusions regarding ASC 740 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

D. Distribution Policy

The Master Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

E. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

F. Cash and Cash Equivalents

The Master Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

3. RELATED PARTY TRANSACTIONS AND OTHER

RELATED PARTIES

Robeco Investment Management, Inc. (the "Adviser") serves as the investment adviser of the Master Fund, the Feeder Funds and other related funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a subsidiary of Robeco Groep, N.V.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

3. RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

RELATED PARTIES (CONCLUDED)

("Robeco") and is responsible for developing, implementing and supervising the Master Fund's investment program and providing day-to-day management services to the Master Fund.

In consideration of these investment advisory services and pursuant to an advisory agreement between the Master Fund and the Adviser (the "Advisory Agreement"), the Master Fund pays the Adviser a quarterly fee at an annualized rate of 0.75% of the average net assets of the Master Fund during each calendar quarter (the "Master Fund Management Fee"). The Master Fund Management Fee is payable in arrears within five business days after the end of each quarter. The Adviser also provides office space, telephone and utilities; and administrative and secretarial, clerical and other personnel as necessary to provide the services required to be furnished under the Advisory Agreement. The accompanying Statement of Assets and Liabilities includes an advisory fee payable of $148,170.

In addition, pursuant to a management agreement with the Master Fund (the "Management Agreement"), the Adviser provided (or arranged for the provision of) office space, telephone services and utilities, and various administrative services to the Master Fund, including certain legal and compliance services, and was responsible for the oversight of the Master Fund's administrator and other service providers. The Management Agreement was terminated on September 11, 2009 and the Advisory Agreement was amended to reflect the Adviser's provision of services that had previously been provided under the Management Agreement.

In consideration for these services, the Master Fund paid the Adviser a quarterly management fee at an annualized rate of 0.10% of the average net assets of the Master Fund during the calendar quarter. The Adviser waived this fee effective July 1, 2009 and it was eliminated effective September 11, 2009.

Cooperatieve Centrale Raiffeissen - Boerenleen Bank B.A. ("Rabobank"), the ultimate parent company of the Adviser and Robeco, and its affiliates are subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the "BHCA"), and to regulation by the Board of Governors of the Federal Reserve System or other appropriate bank regulatory agencies. The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transaction and relationships between the Adviser, Rabobank, Robeco and their affiliates, on the one hand, and the Master Fund, on the other hand, and may restrict the investments and transactions by the Master Fund. Rabobank may be deemed to control the Master Fund for purposes of the BHCA.

Each member of the Board, who is not an "interested person" of the Master Fund, as defined by the 1940 Act, receives an annual fee of $2,000. Any Board member who is an "interested person" does not receive any annual or other fee from the Master Fund. All Board members are reimbursed by the Master Fund for reasonable out-of-pocket expenses.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

3. RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

OTHER

SEI Investments Global Fund Services (the "Administrator") provides various administrative services to the Master Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Master Fund and subject to approval by the Master Fund, generally reviewing and performing all actions related to the issuance and transfer of Units; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Master Fund, pursuant to an administration agreement (the "Administration Agreement"). In consideration of such services, the Master Fund pays the Administrator a monthly fee based on the aggregate month-end net assets of the Master Fund and the other funds in the "Fund Complex" (as defined in the Administration Agreement) at an annual rate of up to 0.12%, subject to certain fee minimums for each fund, and reimburses the Administrator for certain out-of-pocket expenses. After its initial term, three years, the Administration Agreement may be terminated at any time by either party generally upon not less the 90 days' written notice.

SEI Private Trust Company acts as custodian (the "Custodian") for the Master Fund's assets. In consideration for such services, the Master Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

4. FUND EXPENSES

The Master Fund bears all of its own expenses other than those borne by the Adviser pursuant to the Advisory Agreement and the Management Agreement, including, but not limited to: all investment related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Master Fund's account, all costs and expenses associated with the establishment of any portfolio accounts); any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Master Fund; audit and tax preparation fees and expenses of the Master Fund; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Master Fund; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Investment Advisory Fee; the Management Fee; fees and travel-related and other expenses of members of the Board who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Master Fund's transactions among the Adviser and any custodian or other agent engaged by the Master Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

4. FUND EXPENSES (CONCLUDED)

The Master Fund also indirectly bears fees and expenses of the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15% - 25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager. If the Master Fund retains a Portfolio Manager to manage a Portfolio Account, a management fee and performance allocation would generally be payable to the Portfolio Manager. In such cases, the fees may differ from, and could be higher than, those described above. Any such Portfolio Account related advisory arrangements will be subject to the approval of the Board and Members.

Amounts shown as expenses in the statement of operations and financial highlights include only those expenses charged directly to the Master Fund and do not reflect management fees, advisory fees, brokerage commissions, and other fees and expenses incurred by the funds in which the Master Fund invested. These amounts are included in realized and unrealized gain (loss) on investments in funds in the statement of operations.

5. OFFERING COSTS

The Master Fund incurred initial offering costs totaling $40,492 comprised principally of legal costs pertaining to the preparation of the Master Fund's offering documents. These costs are being amortized over the initial twelve-month period through December 31, 2009.

6. MEMBERS' CAPITAL

Unit transactions for the period ended September 30, 2009 were as follows:

Units outstanding at beginning of period    82,855
Units issued                                 6,042
Units redeemed                             (13,829)
                                           -------
Units outstanding at end of period          75,068
                                           =======

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

7. BORROWINGS

The Master Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Master Fund, including any borrowings on behalf of Portfolio Accounts, are subject to a 300% asset coverage requirement under the 1940 Act.

The Master Fund has established a line of credit agreement with Societe Generale as of February 3, 2009. The line of credit is used primarily for bridge financing purposes, but may be accessed by the Master Fund to purchase Portfolio Funds, to meet repurchase requests, and for cash management purposes. Each borrowing shall bear interest on the outstanding principal amount at a rate per annum equal to the applicable LIBOR Rate plus 1.30%. The Master Fund also pays a facility fee, based on the size of the line of credit, of 0.85% per annum. At September 30, 2009, the Master Fund had no outstanding borrowings.

8. CAPITAL ACCOUNTS AND ALLOCATIONS

The Master Fund maintains a separate capital account for each Member which will have an opening balance equal to the Member's initial contribution to the capital of the Master Fund (net of any applicable sales load). The Master Fund has chosen to utilize a "per unit" method to account for Members' capital effective at the inception of the Master Fund. A Member's contribution is used to purchase Units in the Master Fund. The Units represent the capital account maintained on the Member's behalf that reflects the Member's pro rata share of the Master Fund's capital. A Member's capital account is used to facilitate tax reporting to the Member. Units are offered at their net asset value per Unit, and each Unit subscribed for represents a capital contribution to the Master Fund in that amount. Each Member's capital account will be increased by the amount of contributions by the Member to the capital of the Master Fund, plus any amounts credited to the Member's capital account as described below. Similarly, each Member's capital account will be reduced by the sum of the amount of any repurchase by the Master Fund of the Units of the Member, plus the amount of any distributions to the Member which are not reinvested, plus any amounts debited against the Member's capital account as described below.

Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. Fiscal periods begin on the day after the last day of the preceding fiscal period and end at the close of business on the first to occur of the following: (i) the last day of a fiscal year (March 31); (ii) the last day of a taxable year (December 31); (iii) the day preceding any day on which a contribution to the capital of the Master Fund is made; (iv) any day on which the Master Fund repurchases any Unit or portion of an Unit of any Member; or (v) any day on which any amount is credited to or debited against the capital account of any Member other than an amount to be credited to or debited against the capital accounts of all Members in accordance with their respective investment percentages.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

8. CAPITAL ACCOUNTS AND ALLOCATIONS (CONCLUDED)

Net profits or net losses of the Master Fund for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of the fiscal period in accordance with Members' respective investment percentages for the fiscal period. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and accrued expenses), before giving effect to any repurchases by the Master Fund of Units or portions thereof, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members' respective investment percentages.

9. INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

10. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of the Master Fund's investment.

11. CONCENTRATION OF RISK

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act which invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

11. CONCENTRATION OF RISK (CONTINUED)

The Master Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. The Portfolio Funds may enter into the following transactions and certain of the related risks are described below:

A. Short Sales

Short sales are sales of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

B. Swap Agreements

A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

C. Options

The Portfolio Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of a call option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

D. Futures Contracts

The Portfolio Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Portfolio Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Portfolio Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract.

Such receipts or payments are known as "variation margin" and are recorded by the Portfolio Funds as unrealized gains or losses. When the contract is closed, the Portfolio Funds record a realized gain or loss

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

11. CONCENTRATION OF RISK (CONTINUED)

D. Futures Contracts (concluded)

equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

E. Leverage Transactions

In order to obtain more investable cash, the Portfolio Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Portfolio Funds to increase partners' capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners' capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.

F. Forward Foreign Currency Contracts

The Portfolio Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are marked to market on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Portfolio Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

G. Repurchase Agreements

Repurchase agreements are agreements under which a Portfolio Fund or the Master Fund purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Portfolio Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Portfolio Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Portfolio Fund is able to dispose of them.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

11. CONCENTRATION OF RISK (CONTINUED)

H. Reverse Repurchase Agreements

Reverse repurchase agreements are a form of borrowing that involves a sale of a security by a Portfolio Fund to a bank or securities dealer and the Portfolio Fund's simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio Fund. Reverse repurchase transactions are a form of leverage and may increase the volatility of a Portfolio Fund's investment portfolio.

I. Lending Portfolio Securities

Portfolio Funds may lend securities held in their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Portfolio Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which afford it an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities by a Sub-Manager may not exceed 33-1/3% of the value of a Portfolio Account's total assets, and, in respect of such transactions, the Portfolio Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio Fund might experience loss if the institution with which the Portfolio Fund has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Fund.

J. When-Issued and Forward Commitment Securities

Portfolio Managers may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

11. CONCENTRATION OF RISK (CONCLUDED)

K. Restricted and Illiquid Investments

Portfolio Funds may invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Master Fund's interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Master Fund may liquidate an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Master Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so.

L. Liquidity

The Portfolio Funds generally provide for periodic redemptions, with lock-up provisions ranging from 3 months to 3 years from initial or subsequent investments. Certain Portfolio Funds provide for early redemptions, subject to approval, and may charge redemption penalties of 2.0% to 5.0% of net assets. Additionally, certain Portfolio Funds may amend their liquidity provisions and impose additional lock-up restrictions or otherwise restrict the ability of investors to redeem their interests in the fund. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions.

M. Credit Risk

The Master Fund will be exposed to credit risk of Portfolio Funds with whom they trade and will always bear the risk of settlement default.

N. Interest Rate Risk

A number of the underlying funds that the Master Fund invests in may be interest rate sensitive, which means that their value and, consequently, the Net Asset Value of the Master Fund, may fluctuate as interest rates fluctuate.

O. Side Pockets

The Master Fund may participate in side pocket investments, either at the Master Fund's discretion or that of the Portfolio Manager who manages the Portfolio Fund in which the Master Fund invests. A side pocket investment is generally less liquid than others in a Portfolio Fund and will be subject to different terms and conditions, including more significant restrictions on redemptions. The fair value of side pockets is determined in good faith by the Portfolio Managers of their respective Portfolio Funds.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

12. INVESTMENT TRANSACTIONS

For the period ended September 30, 2009, the Master Fund had purchases of investments of $9,800,000 and sales of investments of $15,014,508.

13. INVESTMENTS

As of September 30, 2009, the Master Fund had investments in forty Portfolio Funds, none of which were related parties.

The Master Fund will limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the Securities and Exchange Commission (the "SEC") (or assurances from the SEC staff) under which the Master Fund's contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Master Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Master Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Master Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may nevertheless require the Master Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Master Fund will equal or exceed 25% of the Portfolio Fund's assets or such lower percentage limit as may be determined by the Master Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

Portfolio Funds' Investment Strategies:

CREDIT

Credit strategies involve various trading techniques used to capture price inefficiencies within or across a company's capital structure. Intra-capital structure arbitrage seeks to profit by identifying mispricings within a single company's capital structure. Purchasing senior bonds and selling junior bonds is an example of an intra-capital structure arbitrage trade. Inter-capital structure arbitrage is also included in this sub-strategy. These trades, similar to equity pair trades, involve the buying and selling of different fixed income securities across two different companies.

DISTRESSED

These Portfolio Funds invest in, and occasionally sell short, the securities of companies where the security's price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the Portfolio Manager's style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain Portfolio Managers, but it is not typical in this strategy.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

13. INVESTMENTS (CONCLUDED)

Portfolio Funds' Investment Strategies (continued):

EVENT-DRIVEN

Event-Driven strategies involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the "event" internally.

FIXED INCOME RELATIVE VALUE

Fixed Income Relative Value managers seek to profit by identifying mis-pricings between different but related fixed income instruments. The mis-pricings may be between two fixed income securities within two different companies, or two fixed income securities within a single company's capital structure. These managers can implement either a quantitative or fundamental research process to uncover these opportunities. Through the use of leverage, these Portfolio Funds can profit even from small mis-pricings.

FUNDAMENTAL MARKET NEUTRAL

Fundamental Market Neutral funds buy or sell securities which are mis-priced relative to related securities, groups of securities or the overall market. Fundamental analysis is performed to uncover the relative value between these companies or other securities. Positions are often hedged to isolate this discrepancy in value and minimize market risk.

LONG/SHORT EQUITY

In Long/Short Equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. The Portfolio Managers' stock picking abilities, on both the long and the short side, is key to the success of these Portfolio Funds. The short positions may be opportunistic or instituted solely for hedging purposes. Individual stock options may be used in place of a short equity position, and equity index options may be used as a portfolio hedge. This classification is very broad. Portfolio Funds in this category include those that may or may not have a sector, style or capitalization bias. Portfolio Managers of these Portfolio Funds opportunistically vary the gross long and short exposures, as well as the resultant net long or short exposures, resulting in more defined market exposure than that found in equity market neutral strategies. Trading and concentrated positions in certain stocks or industries often become important elements in these strategies. There is typically some degree of directional trading involved in the strategy that drives the long and short exposures, derived from either top-down themes or bottom-up stock selection criteria.

MACRO

Macro managers will invest globally across all markets without constraints. Top-down macro analysis uncovers pricing anomalies across global markets, due to factors such as GDP growth, strengthening currencies, and interest rates. These managers invest in equity, fixed income, currency, and commodity asset classes across both the derivative and cash markets.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (concluded)

13. INVESTMENTS (CONCLUDED)

Portfolio Funds' Investment Strategies (concluded):

MULTI-STRATEGY RELATIVE VALUE

In Multi-Strategy Relative Value funds, the Portfolio Manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments.

STRUCTURED CREDIT

Portfolio Managers typically originate loans directly to a company. These loans are typically senior within the capital structure and are collateralized by the company's assets. The Portfolio Manager is usually the "lender of last resort" and will lend at terms that are beneficial to the Portfolio Fund.

14. TENDER OFFER

On September 29, 2009, the Master Fund offered to purchase up to $22,900,000 of Units tendered by Members of the Master Fund at a price equal to the net asset value as of December 31, 2009. In November 2009, the Master Fund accepted tender offer requests of approximately $7,800,000. The final tender amount will be based upon the December 31, 2009 net asset value.

15. SUBSEQUENT EVENTS

On September 30, 2009, the Fund adopted the FASB amendments to general standards on accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption of this guidance did not materially impact the Fund's financial statements.

Subsequent to period end through November 25, 2009, the Master Fund received $2,965,000 of subscriptions.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Robeco-Sage Multi-Strategy Fund, L.L.C.


By (Signature and Title)*               /s/ Timothy J. Stewart
                                        ----------------------------------------
                                        Timothy J. Stewart
                                        Chief Executive Officer

Date: December 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Timothy J. Stewart
                                        ----------------------------------------
                                        Timothy J. Stewart
                                        Chief Executive Officer

Date: December 7, 2009


By (Signature and Title)*               /s/ Matthew J. Davis
                                        ----------------------------------------
                                        Matthew J. Davis
                                        Chief Financial Officer

Date: December 7, 2009

* Print the name and title of each signing officer under his or her signature.